SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended
	Jun. 30, 2026 Integer	Dec. 31, 2025 USD ($)
Accounting Policies [Abstract]
FDIC insured amount | $		$ 250,000
Number of operating segments	1
Number of reportable segments	1